FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their carrying values and fair values as at December 31, 2025 and 2024:

	2025		2024
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$16,242	$16,242	$15,051	$15,051
Other financial assets
Government bonds	2,351	2,351	1,383	1,383
Corporate bonds	3,211	3,211	2,730	2,730
Fixed income securities and other	8,931	8,931	7,888	7,888
Common shares and warrants	6,589	6,589	5,744	5,744
Loans and notes receivable	8,951	8,951	8,142	8,142
	30,033	30,033	25,887	25,887
Accounts receivable and other	21,925	21,925	20,760	20,760
	$68,200	$68,200	$61,698	$61,698
Financial liabilities
Corporate borrowings	$14,301	$13,768	$14,232	$13,471
Non-recourse borrowings of managed entities
Property-specific borrowings	228,414	227,703	204,558	204,502
Subsidiary borrowings	16,897	17,044	16,002	16,076
	245,311	244,747	220,560	220,578
Accounts payable and other	47,257	47,257	45,700	45,700
Subsidiary equity obligations	3,808	3,808	4,759	4,759
	$310,677	$309,580	$285,251	$284,508

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2025			2024
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$42	$1,360	$—	$21	$1,362	$—
Corporate bonds	—	1,658	810	—	1,554	740
Fixed income securities and other	304	943	7,412	475	909	6,036
Common shares and warrants	387	1,543	4,659	661	1,319	3,764
	733	5,504	12,881	1,157	5,144	10,540
Accounts receivable and other[1]	—	1,861	1,207	—	4,387	353
	$733	$7,365	$14,088	$1,157	$9,531	$10,893
Financial liabilities
Accounts payable and other[1]	$156	$3,877	$2,349	$—	$2,037	$3,523
Subsidiary equity obligations	—	—	—	—	—	129
	$156	$3,877	$2,349	$—	$2,037	$3,652
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2025	2024
Super Core	$19,428	$18,501
Core Plus	10,103	9,035
Value Add	5,494	6,384
Opportunistic	3,578	6,076
LP Investments	44,056	58,446
Other investment properties	2,954	5,223
	$85,613	$103,665

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2025	Valuation Techniques and Key Inputs
Other financial assets	$5,504	Valuation models based on observable market data such as benchmark curves, benchmarking of like securities and quotes from market participants
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	1,861 / (3,877)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discount rates

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads and discount rates

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2025			2024
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Super Core	6.2%	4.8%	10	6.3%	4.8%	11
Core Plus	6.9%	5.5%	10	6.9%	5.6%	10
Value Add	8.2%	6.6%	10	8.5%	6.8%	10
Opportunistic	8.8%	6.9%	10	8.9%	6.5%	10
LP Investments[1,2]	8.5%	5.4%	9	9.1%	6.2%	14
Other investment properties[3]	7.4%	n/a	n/a	7.9%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, manufactured housing and other investment properties that generally have a stabilized net operating income profile and are more appropriately valued using a direct capitalization approach.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2025	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$810	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	7,412	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	4,659	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	1,207 / (2,349)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

Disclosure of financial assets
The following tables list the company’s financial instruments by their respective classification as at December 31, 2025 and 2024:

AS AT DEC. 31, 2025 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$16,242	$16,242
Other financial assets
Government bonds	—	1,402	949	2,351
Corporate bonds	860	1,608	743	3,211
Fixed income securities and other	6,931	1,690	310	8,931
Common shares and warrants	3,602	2,987	—	6,589
Loans and notes receivable	38	—	8,913	8,951
	11,431	7,687	10,915	30,033
Accounts receivable and other[2]	3,063	5	18,857	21,925
	$14,494	$7,692	$46,014	$68,200
Financial liabilities
Corporate borrowings	$—	$—	$14,301	$14,301
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	228,414	228,414
Subsidiary borrowings	—	—	16,897	16,897
	—	—	245,311	245,311
Accounts payable and other[2]	6,372	10	40,875	47,257
Subsidiary equity obligations	—	—	3,808	3,808
	$6,372	$10	$304,295	$310,677
1.Financial assets include $9.5 billion of assets pledged as collateral.
2.Includes derivative instruments which are designated for hedge accounting, totaling $1.4 billion included in accounts receivable and other and $3.1 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2024 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$15,051	$15,051
Other financial assets
Government bonds	—	1,383	—	1,383
Corporate bonds	788	1,506	436	2,730
Fixed income securities and other	5,287	2,092	509	7,888
Common shares and warrants	3,913	1,831	—	5,744
Loans and notes receivable	41	—	8,101	8,142
	10,029	6,812	9,046	25,887
Accounts receivable and other[2]	4,740	—	16,020	20,760
	$14,769	$6,812	$40,117	$61,698
Financial liabilities
Corporate borrowings	$—	$—	$14,232	$14,232
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	204,558	204,558
Subsidiary borrowings	—	—	16,002	16,002
	—	—	220,560	220,560
Accounts payable and other[2]	5,560	—	40,140	45,700
Subsidiary equity obligations	129	—	4,630	4,759
	$5,689	$—	$279,562	$285,251
1.Financial assets include $8.5 billion of assets pledged as collateral.
2.Includes derivative instruments which are designated for hedge accounting, totaling $3.2 billion included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Current	$7,362	$5,132
Non-current	22,671	20,755
Total	$30,033	$25,887

Disclosure of financial liabilities
The following tables list the company’s financial instruments by their respective classification as at December 31, 2025 and 2024:

AS AT DEC. 31, 2025 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$16,242	$16,242
Other financial assets
Government bonds	—	1,402	949	2,351
Corporate bonds	860	1,608	743	3,211
Fixed income securities and other	6,931	1,690	310	8,931
Common shares and warrants	3,602	2,987	—	6,589
Loans and notes receivable	38	—	8,913	8,951
	11,431	7,687	10,915	30,033
Accounts receivable and other[2]	3,063	5	18,857	21,925
	$14,494	$7,692	$46,014	$68,200
Financial liabilities
Corporate borrowings	$—	$—	$14,301	$14,301
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	228,414	228,414
Subsidiary borrowings	—	—	16,897	16,897
	—	—	245,311	245,311
Accounts payable and other[2]	6,372	10	40,875	47,257
Subsidiary equity obligations	—	—	3,808	3,808
	$6,372	$10	$304,295	$310,677
1.Financial assets include $9.5 billion of assets pledged as collateral.
2.Includes derivative instruments which are designated for hedge accounting, totaling $1.4 billion included in accounts receivable and other and $3.1 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2024 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$15,051	$15,051
Other financial assets
Government bonds	—	1,383	—	1,383
Corporate bonds	788	1,506	436	2,730
Fixed income securities and other	5,287	2,092	509	7,888
Common shares and warrants	3,913	1,831	—	5,744
Loans and notes receivable	41	—	8,101	8,142
	10,029	6,812	9,046	25,887
Accounts receivable and other[2]	4,740	—	16,020	20,760
	$14,769	$6,812	$40,117	$61,698
Financial liabilities
Corporate borrowings	$—	$—	$14,232	$14,232
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	204,558	204,558
Subsidiary borrowings	—	—	16,002	16,002
	—	—	220,560	220,560
Accounts payable and other[2]	5,560	—	40,140	45,700
Subsidiary equity obligations	129	—	4,630	4,759
	$5,689	$—	$279,562	$285,251
1.Financial assets include $8.5 billion of assets pledged as collateral.
2.Includes derivative instruments which are designated for hedge accounting, totaling $3.2 billion included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2025 and 2024:

	2025		2024
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$10,893	$3,652	$8,801	$3,518
Fair value changes in net income	1,232	(387)	603	(432)
Fair value changes in other comprehensive income[1]	486	(231)	102	105
Transfers in	32	—	176	—
Transfers out[2]	—	(3)	(622)	(42)
Additions, net of disposals	1,445	(682)	1,833	503
Balance, end of year	$14,088	$2,349	$10,893	$3,652
1.Includes foreign currency translation.
2.Transfers out of $622 million in the prior year were primarily a result of prior year loans secured by a multifamily asset portfolio in the U.S. that was subsequently acquired out of foreclosure and is now reported as investment properties.
The following table categorizes financial liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2025			2024
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$13,704	$64	$—	$13,408	$63	$—
Property-specific borrowings	9,151	151,754	66,798	8,986	123,385	72,131
Subsidiary borrowings	10,968	1,519	4,557	7,715	671	7,690

Disclosure of offsetting of financial assets and financial liabilities	The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2025	2024	2025	2024
Gross amounts of financial instruments before netting	$3,186	$4,882	$4,419	$3,371
Gross amounts of financial instruments set-off in the Consolidated Balance Sheets	(118)	(142)	(53)	(135)
Net amounts of financial instruments in the Consolidated Balance Sheets	$3,068	$4,740	$4,366	$3,236